INCOME TAXES (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
INCOME TAXES [Abstract]
Israeli statutory income tax rate	26.50%	25.00%
"Preferred Enterprise" tax rate	16.00%	12.50%